Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	June 30, 2017	December 31, 2016
	$	$
Revolving Credit Facilities due through 2021	410,926	466,195
Term Loans due through 2021	417,930	475,466
Total principal	828,856	941,661
Less: unamortized discount and debt issuance costs	(7,070)	(8,645)
Total debt	821,786	933,016
Less: current portion	(150,254)	(171,019)
Non-current portion of long-term debt	671,532	761,997